Schedule of Investments (unaudited) March 31, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Georgia — 0.8%
Georgian Railway JSC, 4.00%, 06/17/28(a)	USD	200	$165,625

Kazakhstan(a) — 1.7%
KazMunayGas National Co. JSC
3.50%, 04/14/33		200	165,500
6.38%, 10/24/48		200	189,750

			355,250

Ukraine — 0.4%
NPC Ukrenergo, 6.88%, 11/09/26(a)		200	75,000

United Arab Emirates(a) — 1.9%
DP World Crescent Ltd., 3.75%, 01/30/30		200	199,500
MDGH GMTN RSC Ltd., 3.00%, 04/19/24		200	200,000

			399,500

Total Corporate Bonds — 4.8% (Cost: $1,196,770)			995,375

Foreign Agency Obligations

Angola — 1.2%
Angolan Government International Bond, 9.38%, 05/08/48(a)		250	245,525

Argentina — 3.4%
Argentine Republic Government International Bond
1.00%, 07/09/29		114	39,103
0.50%, 07/09/30(b)		312	104,600
1.13%, 07/09/35(b)		810	246,648
2.00%, 01/09/38(b)		579	218,491
1.13%, 07/09/46(b)		310	97,155

			705,997

Bahrain(a) — 1.8%
Bahrain Government International Bond
5.63%, 09/30/31		200	194,225
5.45%, 09/16/32		200	190,750

			384,975

Benin — 0.6%
Benin Government International Bond, 4.95%, 01/22/35(a)	EUR	140	126,397

Brazil — 2.3%
Brazilian Government International Bond
4.63%, 01/13/28	USD	200	200,913
3.88%, 06/12/30		310	285,742

			486,655

Chile — 3.6%
Chile Government International Bond
2.55%, 01/27/32		400	376,450
2.55%, 07/27/33		200	182,300
3.50%, 01/25/50		200	183,037

			741,787

Colombia — 3.5%
Colombia Government International Bond 2.63%, 03/15/23		200	198,600

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
3.25%, 04/22/32	USD	200	$167,600
5.63%, 02/26/44		400	360,575

			726,775

Costa Rica(a) — 1.9%
Costa Rica Government International Bond
6.13%, 02/19/31		200	202,350
7.16%, 03/12/45		200	197,912

			400,262

Dominican Republic(a) — 4.0%
Dominican Republic International Bond
4.50%, 01/30/30		300	275,494
4.88%, 09/23/32		180	163,102
6.85%, 01/27/45		250	247,781
6.50%, 02/15/48		150	142,763

			829,140

Ecuador(b) — 2.1%
Ecuador Government International Bond
5.00%, 07/31/30(a)		104	86,444
5.00%, 07/31/30(c)		65	54,207
1.00%, 07/31/35(c)		262	170,313
1.00%, 07/31/35(a)		92	59,513
0.50%, 07/31/40(c)		115	65,771

			436,248

Egypt — 4.0%
Egypt Government Bond, 14.66%, 10/06/30	EGP	664	35,076
Egypt Government International Bond(a)
5.25%, 10/06/25	USD	200	192,000
7.63%, 05/29/32		200	181,000
7.90%, 02/21/48		200	162,000
8.88%, 05/29/50		300	258,750

			828,826

El Salvador(a) — 0.7%
El Salvador Government International Bond
5.88%, 01/30/25		78	43,485
6.38%, 01/18/27		53	25,838
7.65%, 06/15/35		140	65,800

			135,123

Gabon — 1.0%
Gabon Government International Bond, 6.95%, 06/16/25(a)		200	202,038

Ghana — 4.6%
Ghana Government Bonds, 20.75%, 01/16/23	GHS	580	76,982
Ghana Government International Bond(a)
7.63%, 05/16/29	USD	405	291,600
8.13%, 03/26/32		200	142,000
8.63%, 04/07/34		235	164,838
8.63%, 06/16/49		200	139,000
Ghana Treasury Note, 17.60%, 02/20/23	GHS	1,072	138,938

			953,358

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary — 1.2%
Hungary Government International Bond
2.13%, 09/22/31(a)	USD	200	$181,287
7.63%, 03/29/41		40	58,158

			239,445

Indonesia — 2.8%
Indonesia Government International Bond
2.85%, 02/14/30		200	196,413
1.30%, 03/23/34	EUR	180	173,985
4.75%, 07/18/47(a)	USD	200	213,287

			583,685

Ivory Coast(a) — 1.7%
Ivory Coast Government International Bond
4.88%, 01/30/32	EUR	100	97,163
5.75%, 12/31/32(b)	USD	72	70,493
6.13%, 06/15/33		200	192,663

			360,319

Jamaica — 1.0%
Jamaica Government International Bond, 6.75%, 04/28/28.		200	218,538

Jordan — 1.1%
Jordan Government International Bond, 5.85%, 07/07/30(a)		250	231,844

Kenya — 0.9%
Kenya Government International Bond, 7.25%, 02/28/28(a)		200	192,500

Mexico — 3.8%
Mexico Government International Bond
4.50%, 04/22/29		200	210,900
4.75%, 04/27/32		200	212,000
2.25%, 08/12/36	EUR	140	134,741
5.00%, 04/27/51	USD	240	243,360

			801,001

Morocco — 0.8%
Morocco Government International Bond, 3.00%, 12/15/32(a)		200	172,500

Oman(a) — 4.1%
Oman Government International Bond
5.63%, 01/17/28		400	412,000
6.50%, 03/08/47		200	196,000
6.75%, 01/17/48		250	249,062

			857,062

Panama — 3.8%
Panama Government International Bond
3.88%, 03/17/28		200	204,537
3.16%, 01/23/30		200	195,475
4.50%, 05/15/47		200	199,225
4.50%, 04/01/56		200	196,413

			795,650

Paraguay — 1.0%
Paraguay Government International Bond, 4.95%, 04/28/31(a)		200	209,413

Peru — 3.0%
Peruvian Government International Bond
4.13%, 08/25/27		100	103,925
2.78%, 01/23/31		100	94,331

Security		Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
1.86%, 12/01/32	USD	70	$59,951
3.00%, 01/15/34		155	145,235
3.30%, 03/11/41		100	91,000
5.63%, 11/18/50		102	129,145

			623,587

Philippines — 1.7%
Philippine Government International Bond, 3.00%, 02/01/28.		363	364,401

Qatar(a) — 2.4%
Qatar Government International Bond
3.75%, 04/16/30		250	263,125
4.82%, 03/14/49		200	236,500

			499,625

Romania(a) — 2.9%
Romanian Government International Bond
3.00%, 02/27/27		110	106,700
3.00%, 02/14/31		206	190,807
3.63%, 03/27/32		50	47,313
2.00%, 04/14/33	EUR	210	187,592
5.13%, 06/15/48	USD	60	62,325

			594,737

Saudi Arabia(a) — 3.7%
Saudi Government International Bond
3.25%, 10/22/30		200	201,000
2.75%, 02/03/32		400	388,500
3.75%, 01/21/55		200	192,000

			781,500

Senegal — 0.9%
Senegal Government International Bond, 6.25%, 05/23/33(a)		200	188,500

Serbia — 0.5%
Serbia International Bond, 1.00%, 09/23/28(a)	EUR	120	111,676

South Africa — 3.7%
Republic of South Africa Government International Bond
4.30%, 10/12/28	USD	200	193,475
4.85%, 09/30/29		200	195,038
5.88%, 06/22/30		200	209,162
5.65%, 09/27/47		200	174,225

			771,900

Sri Lanka(a) — 1.0%
Sri Lanka Government International Bond
6.35%, 06/28/24		200	98,022
6.13%, 06/03/25		200	100,022

			198,044

Supranational — 0.5%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33(a)	EUR	100	102,034

Turkey — 1.1%
Turkey Government International Bond, 6.50%, 09/20/33	USD	270	235,457

Ukraine(a) — 2.2%
Ukraine Government International Bond
7.75%, 09/01/24		300	128,250
7.75%, 09/01/25		230	97,750
7.75%, 09/01/27		130	54,600

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued)
7.25%, 03/15/33	USD	200	$82,500
1.26%, 05/31/40(d)		304	92,720

			455,820

United Arab Emirates(a) — 1.9%
Abu Dhabi Government International Bond
2.50%, 09/30/29		200	196,000
3.88%, 04/16/50		200	208,750

			404,750

Uruguay — 3.2%
Uruguay Government International Bond
4.38%, 01/23/31		350	380,800
4.13%, 11/20/45		66	72,129
5.10%, 06/18/50		160	189,380
4.98%, 04/20/55		21	24,244

			666,553

Total Foreign Agency Obligations — 85.6% (Cost: $19,638,174)			17,863,647

Total Long-Term Investments — 90.4% (Cost: $20,834,944)			18,859,022

		Shares

Short-Term Securities

Money Market Funds — 9.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(f)		1,969,575	1,969,575

Total Short-Term Securities — 9.4% (Cost: $1,969,575)			1,969,575

Total Investments — 99.8% (Cost: $22,804,519)			20,828,597

Other Assets Less Liabilities — 0.2%			34,616

Net Assets — 100.0%			$20,863,213

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,070,329	$899,246	(a)	$—	$—	$—	$1,969,575	1,969,575	$150	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
30-Year Euro Buxl Bond	2	06/08/22	$412	$34,823
10-Year U.S. Treasury Note	2	06/21/22	246	2,184
U.S. Long Bond	6	06/21/22	901	26,349

				$63,356

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	429,668	USD	85,593	Bank of America N.A.	04/28/22	$4,051
CLP	48,388,100	USD	61,160	BNP Paribas SA	04/28/22	74
EUR	10,000	USD	11,003	Bank of America N.A.	04/28/22	68
MXN	2,257,207	USD	110,200	UBS AG	04/28/22	2,808
ZAR	4,984,907	USD	332,802	Bank of America N.A.	04/28/22	7,294

						14,295

EUR	10,000	USD	11,146	Morgan Stanley & Co. International PLC	04/28/22	(76)
USD	33,139	EUR	30,000	Bank of America N.A.	04/28/22	(72)
USD	861,532	EUR	779,600	Morgan Stanley & Co. International PLC	04/28/22	(1,506)
USD	388,654	TRY	5,942,522	Bank of America N.A.	04/28/22	(8,741)

						(10,395)

						$3,900

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Kingdom of Saudi Arabia	1.00%	Quarterly	Goldman Sachs International	06/20/27	USD	240	$(5,891)	$(5,635)	$(256)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	240	10,418	10,458	(40)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	258	48,284	51,511	(3,227)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	302	56,518	60,295	(3,777)

							$109,329	$116,629	$(7,300)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$995,375	$—	$995,375
Foreign Agency Obligations.	—	17,863,647	—	17,863,647
Short-Term Securities
Money Market Funds	1,969,575	—	—	1,969,575

	$1,969,575	$18,859,022	$—	$20,828,597

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$14,295	$—	$14,295
Interest Rate Contracts	63,356	—	—	63,356
Liabilities
Credit Contracts	—	(7,300)	—	(7,300)
Foreign Currency Exchange Contracts	—	(10,395)	—	(10,395)

	$63,356	$(3,400)	$—	$59,956

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

BRL	Brazilian Real

CLP	Chilean Peso

EGP	Egyptian Pound

EUR	Euro

MXN	Mexican Peso

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

GMTN	Global Medium-Term Note

JSC	Joint Stock Company

5